Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Jan. 31, 2018 TWD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2017 TWD ($)	Jan. 31, 2017 USD ($)	May 31, 2016 USD ($)	Oct. 31, 2011 CNY (¥) Installments	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [Line Items]
Payment terms of the purchases from associates							30 to 90 days	30 to 90 days
Acquisition of investment in associate							$ 794,694	$ 25,962	$ 1,373,486
Long-term deferred revenue									24,898
Royalty income							43,224	1,412	11,998
ChipMOS Bermuda and Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Licensing fee | ¥						¥ 27,400
License agreement term						10 years
Receipts in advance							1,013		1,039		$ 33
Royalty income							12,506	409	9,170
Number of quarterly installments | Installments						40
Quarterly installment amount | ¥						¥ 685
ChipMOS BVI and Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of investment in associate	$ 794,694	$ 25,962	$ 1,373,486						$ 0	$ 0
Unimos Shanghai, Patent Licensing Agreement [member]
Disclosure of transactions between related parties [Line Items]
Licensing fee				$ 1,000	$ 2,500
License agreement term									10 years
Percentage of licensed products revenue									0.50%
Receipts in advance							0		$ 3,018
Long-term deferred revenue							0		24,898
Royalty income							$ 30,683	$ 1,002	$ 2,828